ACCOUNTS PAYABLE, ACCRUED EXPENSES AND OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
Accounts Payable Accrued Expenses And Other Liabilities Tables [Abstract]
Accounts Payable Accrued Expenses And Other Liabilities

NOTE 22: ACCOUNTS PAYABLE, ACCRUED EXPENSES AND OTHER LIABILITIES
Accounts payable, accrued expenses and other liabilities at December 31, comprised:

	2011	2012
	(EUR in thousands)
Accrued expenses and deferred income	96,689	75,588
Amounts due to re-insurers	23,820	16,289
Income and other taxes payable	153,236	145,395
Accounts payable	218,651	200,173
Payroll related accruals	57,365	90,429
Private equity: liabilities of investee entities	208,064	240,658
Unsettled transactions on debt securities	2,727	-
Accrued interest and commissions	420,999	262,860
Deferred tax liability	62,213	63,863
Amounts due to third-parties under collection agreements	82,205	112,544
Pension liability	224,743	387,921
Dividends payable	4,080	338
Amounts due to government agencies	180,043	198,748
European Re-development Fund	19,960	8,802
Liabilities relating to deposit administration funds (DAF)	198,040	198,034
Checks and credit card transactions under settlement	1,010,478	814,550
Other	585,023	419,981
Total	3,548,336	3,236,173